Accounts Receivable	12 Months Ended
Dec. 31, 2023
Accounts Receivable
Accounts Receivable
5.	Accounts Receivable

The Company carries low trade receivables as the Company generally requires customer deposits before processing orders. The bad debt expense and the allowance for doubtful accounts is zero for both 2023 and 2022. The Company had three customers whose account balance comprised approximately 35%, 26% and 23% of the accounts receivable balance as of December 31, 2023. Another customer’s account balance comprised 78% of the accounts receivable balance as of December 31, 2022.

	2023	2022

Accounts receivable	€95,200	€124,814
Total	€95,200	€124,814